Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses USD ($)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2009 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses USD ($)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2009 Financial Services Businesses JPY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	$ 214,395	¥ 17,826,986	¥ 17,732,143	¥ 19,182,161	$ 14,338	¥ 1,192,205	¥ 1,245,407	¥ 1,377,548
Eliminations	(28)	(2,281)	(112)	20
Costs and expenses
Cost of revenues					192,264	15,986,741	15,973,442	17,470,791	7,653	636,374	716,997	994,191
Selling, general and administrative	22,972	1,910,083	2,119,660	2,534,781	20,722	1,723,071	1,854,710	2,097,674	2,376	197,551	281,483	455,304
Total costs and expenses	222,795	18,525,409	18,803,457	20,990,581	212,986	17,709,812	17,828,152	19,568,465	10,029	833,925	998,480	1,449,495
Operating income (loss)	5,632	468,279	147,516	(461,011)	1,409	117,174	(96,009)	(386,304)	4,309	358,280	246,927	(71,947)
Other income (expense), net	1,142	95,011	143,952	(99,370)	1,069	88,840	144,625	(71,925)	16	1,349	(3,923)	(30,233)
Income (loss) before income taxes and equity in earnings of affiliated companies	6,774	563,290	291,468	(560,381)	2,478	206,014	48,616	(458,229)	4,325	359,629	243,004	(102,180)
Provision for income taxes	3,762	312,821	92,664	(56,442)	2,150	178,795	42,342	(10,152)	1,613	134,094	50,362	(46,298)
Equity in earnings (losses) of affiliated companies	2,586	215,016	45,408	42,724	2,576	214,229	109,944	53,226	10	787	(64,536)	(10,502)
Net income (loss)	5,598	465,485	244,212	(461,215)	2,904	241,448	116,218	(394,851)	2,722	226,322	128,106	(66,384)
Less: Net (income) loss attributable to the noncontrolling interest	(689)	(57,302)	(34,756)	24,278	(650)	(54,055)	(32,103)	26,282	(39)	(3,251)	(2,653)	(2,004)
Net income (loss) attributable to Toyota Motor Corporation	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)	$ 2,254	¥ 187,393	¥ 84,115	¥ (368,569)	$ 2,683	¥ 223,071	¥ 125,453	¥ (68,388)